CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash Flows from Operating Activities
Net income/(loss)	¥ (212,582)	$ (29,942)	¥ (289,001)	¥ 136,952
Adjustment to reconcile net income to net cash provided by operating activities:
Non-cash lease expenses	34,297	4,831	40,571	41,536
Depreciation and amortization	54,452	7,669	58,618	51,884
Provision for excess and obsolete inventories	51,672	7,278	39,551	51,336
Share-based compensation	59,698	8,408	49,107	83,122
Income from equity method investments	(8,382)	(1,181)	(17,657)	(41,028)
(Gain)/loss on disposal of property, plant and equipment and others	373	53	(1,909)	(304)
Gain from fair value change of long-term investments	(1,249)	(176)	(51,817)
Impairment loss from long-term investments	2,263	319	13,858
Deferred income taxes	(18,725)	(2,637)	(65,220)	(18,694)
Allowance for doubtful accounts			652	814
Impairment loss from short-term investments				320
Impairment loss from intangible assets and others	8,036	1,132	0	0
Realized gain from investments	(777)	(109)	(597)	(13,507)
Changes in operating assets and liabilities
Accounts receivable	250,944	35,345	(145,671)	(239,860)
Inventories	367,563	51,770	187,852	(83,126)
Prepaid expenses and other current assets	(9,442)	(1,330)	210,814	(158,829)
Amounts due from related parties	48,431	6,821	166,158	544,599
Other non-current assets	(18,463)	(2,600)	(30,795)	8,572
Amounts due to related parties	(16,307)	(2,297)	(9,145)	38,938
Accounts payable	(191,859)	(27,023)	(910,679)	(673,224)
Notes payable	(37,982)	(5,350)	42,378	103,795
Advance from customers	(480)	(68)	(2,097)	(38,272)
Income tax payable	4,288	604	119	(25,111)
Accrued expenses and other current liabilities	93,591	13,182	(60,282)	7,767
Other non-current liabilities	(160,686)	(22,632)	(12,451)	(10,115)
Net Cash (Used in)/ Provided by Operating Activities	298,674	42,067	(787,643)	(232,435)
Cash Flows from Investing Activities
Purchase of property, plant and equipment	(11,300)	(1,592)	(8,138)	(46,055)
Disposal of property, plant and equipment	11,344	1,598		2,520
Purchase of intangible assets	(587)	(83)	(1,782)	(7,027)
Disposal of intangible assets	22,194	3,126
Purchase of term deposits				(5,000)
Proceeds from maturity of term deposits			5,000	5,000
Loans provided to related parties	(9,940)	(1,400)	(15,491)
Purchase of short-term investments			(16,339)
Disposal of short-term investments	8,944	1,260	3,981
Purchase of long-term investments	(2,000)	(282)	(12,733)	(1,072,783)
Disposal of long-term investments	33,040	4,654	2,841	20,000
Dividend received from an equity method investment	259	36	403	113
Deconsolidation of a subsidiary	2,764	389		20,000
Capital contribution from non-controlling interest				13,943
Net Cash (Used in)/Provided by Investing Activities	54,718	7,706	(42,258)	(1,069,289)
Cash Flows from Financing Activities
Exercise of share options				5,465
Bank borrowings received	400,000	56,339	838,859	1,473,567
Repayment of bank borrowings	(735,000)	(103,523)	(727,500)	(953,387)
Repayment of loan from a related party	2,330	328
Prepayment for the repurchase of noncontrolling interest	(1,776)	(250)
Repurchase of ordinary shares	(17,765)	(2,502)	(53,216)	(13,763)
Proceeds from letter of credit factoring	57,173	8,053	310,265
Reverse factoring			(39,195)	39,195
Dividend distribution			(40,015)
Net Cash Provided by/(Used in) Financing Activities	(295,038)	(41,555)	289,198	551,077
Net (decrease)/increase in cash and cash equivalents and restricted cash	58,354	8,218	(540,703)	(750,647)
Effect of exchange rate changes	(34,376)	(4,841)	4,504	(15,564)
Cash and cash equivalents and restricted cash at beginning of the year	973,340	137,092	1,509,539	2,275,750
Cash and cash equivalents and restricted cash at end of the year	997,318	140,469	973,340	1,509,539
Supplemental disclosure of cash flow information
Income tax paid/(receipt)	(1,704)	(240)	3,443	74,377
Interest paid	44,362	6,248	55,847	47,132
Non-cash investing and financing activities
Payable for intangible asset				1,031
Receivable from the disposal of intangible assets	19,748	2,781
Payable for property, plant and equipment				306
Receivable from the disposal of a subsidiary			2,500	2,500
Conversion from convertible bond to equity interest investment			10,148
Conversion from loan to long-term investment	17,116	2,411
Payable for repurchasing of ordinary shares	¥ 418	$ 59	¥ 129	¥ 8,044